Recapitalization (Details) - USD ($)		3 Months Ended
	Mar. 08, 2024	Mar. 31, 2024
Recapitalization (Details) [Line Items]
Owned shares least percentage		80.00%
Total outstanding percentage		100.00%
Common stock shares		200,000
Shares automatically vested		5,447,233
Vesting shares		1,380,736
Weighted average price per share (in Dollars per share)		$ 12
Share vested, description		then no additional Subject Vesting Shares shall vest and (y) if the number of Subject Vesting Shares that have vested is less than 690,368 (the “Deficit Amount”), then a number of Subject Vesting Shares equal to 690,368 less the Deficit Amount shall vest;
Issuance of common stock	588,235
Aggregate purchase price (in Dollars)	$ 5,000,000
Additional shares	840,336
Gross proceeds (in Dollars)		$ 7,500,000
Recapitalization transaction costs (in Dollars)		5,000,000
Other fees total (in Dollars)		7,500,000
Redemption of shares (in Dollars)		10,381,983
Aggregate payment (in Dollars)		$ 112,697,086
Legacy Montana’s [Member]
Recapitalization (Details) [Line Items]
Total outstanding percentage		18.00%
Common stock shares		45,821,456
Bloomberg L.P. [Member]
Recapitalization (Details) [Line Items]
Share vested		690,368
Weighted average price per share (in Dollars per share)		$ 12
Public Warrants [Member]
Recapitalization (Details) [Line Items]
Public warrants issued		14,375,000
Private Placement [Member]
Recapitalization (Details) [Line Items]
Public warrants issued		11,125,000
Equity Option [Member]
Recapitalization (Details) [Line Items]
Share vested		690,368
Capital Unit, Class B [Member]
Recapitalization (Details) [Line Items]
Total outstanding percentage		7.00%
Class A Common Stock [Member]
Recapitalization (Details) [Line Items]
Newly issued shares price per share (in Dollars per share)		$ 10
Common stock shares		1,725,418
Weighted average price per share (in Dollars per share)		$ 14
Class A Common Stock [Member] | Legacy Montana’s [Member]
Recapitalization (Details) [Line Items]
Issuance of common stock		23.8
Class A Common Stock [Member] | Sponsor [Member]
Recapitalization (Details) [Line Items]
Common stock shares		6,827,969
Class B Common Stock [Member]
Recapitalization (Details) [Line Items]
Newly issued shares price per share (in Dollars per share)		$ 10
Class B Common Stock [Member] | Legacy Montana’s [Member]
Recapitalization (Details) [Line Items]
Issuance of common stock		23.8